Summarized Financial Information for Linn Energy, LLC (Notes)	12 Months Ended
Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Summarized Financial Information for Linn Energy, LLC
Summarized Financial Information for Linn Energy, LLC
Following are summarized statements of operations and balance sheets information for LINN Energy. Additional information on LINN Energy’s results of operations and financial position are contained in its Annual Report on Form 10-K for the year ended December 31, 2015, which is included in this filing as Exhibit 99.1 and incorporated herein by reference.
Summarized Linn Energy, LLC Statements of Operations Information

	Year Ended December 31,
	2015	2014	2013
	(in thousands)

Revenues and other	$2,883,334	$4,983,303	$2,331,655
Expenses	(7,805,186)	(4,826,624)	(2,590,273)
Other income and (expenses)	155,580	(604,051)	(434,918)
Income tax (expense) benefit	6,461	(4,437)	2,199
Net loss	$(4,759,811)	$(451,809)	$(691,337)

Summarized Linn Energy, LLC Balance Sheets Information

	December 31,
	2015	2014
	(in thousands)

Current assets	$1,558,875	$1,706,590
Noncurrent assets	8,418,071	14,716,919
	9,976,946	16,423,509
Current liabilities	4,293,716	982,545
Noncurrent liabilities	5,952,131	10,897,359
Unitholders’ capital (deficit)	$(268,901)	$4,543,605